Intangible Assets/Liabilities Other Than Goodwill	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL
NOTE 7: INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL

Net Book Value of Intangible Assets/Liabilities other than Goodwill as at December 31,2014
	Acquisition	Accumulated	Additions / Write off	Net Book Value
	Cost	Amortization		December 31,
				2014
Trade name	$100,420	$(33,591)	$—	$66,829
Port terminal operating rights(****)	36,152	(8,450)	17,000	44,702
Customer relationships	35,490	(12,421)	—	23,069
Favorable lease terms(*) (***)	207,055	(103,287)	(48,876)	54,892
Total Intangible assets	379,117	(157,749)	(31,876)	189,492
Unfavorable lease terms(**)	(121,028)	98,887	—	(22,141)
Total	$258,089	$(58,862)	$(31,876)	$167,351

Net Book Value of Intangible Assets/Liabilities other than Goodwill as at December 31, 2013

	Acquisition	Accumulated	Additions / Write off	Net Book Value
	Cost	Amortization		December 31,
				2013
Trade name	$100,420	$(29,738)	$—	$70,682
Port terminal operating rights(****)	34,060	(7,444)	2,092	28,708
Customer relationships	35,490	(10,647)	—	24,843
Favorable lease terms(*) (***)	210,835	(139,624)	(3,780)	67,431
Total Intangible assets	380,805	(187,453)	(1,688)	191,664
Unfavorable lease terms(**)	(121,028)	93,954	—	(27,074)
Total	$259,777	$(93,499)	$(1,688)	$164,590

(*) As of December 31, 2014 and 2013, intangible assets associated with the favorable lease terms included an amount of $21,782 related to purchase options for the vessels (see Note 2(n)).

(**) As of December 31, 2014 and 2013, the intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties (see Note 2(n)). As of December 31, 2014 and 2013, no purchase options held by third parties have been exercised.

(***) During the years ended December 31, 2014 and 2013, acquisition costs and accumulated amortization of $48,876 and $3,780, respectively, of fully amortized favorable lease terms were written off.

(****)On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Enresur”), a Uruguayan company, for a total consideration of $2,092. Enersur, as a free zone direct user, holds the right to occupy approximately 29 acres of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port. Navios Logistics accounted for this transaction as an asset acquisition.

On December 15, 2014, Navios Logistics acquired two companies, for a total consideration of $17,000. These companies, as free zone direct users, hold the right to occupy approximately 53 acres of undeveloped riverfront land located in the Nueva Palmira free zone in Uruguay, adjacent to Navios Logistics' existing port. The acquisitions were accounted for as asset acquisitions. During the year ended December 31, 2014, Navios Logistics paid $10,200 of the purchase price and the remaining balance of $6,800 will be paid in full during the third quarter of 2015 and is presented in the consolidated balance sheet within the caption “Accrued expenses and other liabilities”.

	Amortization	Amortization	Amortization
	Expense and	Expense and	Expense and
	Write Offs	Write Offs	Write Offs
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Trade name	$3,853	$3,853	$3,860
Port terminal operating rights	1,006	983	930
Customer relationships	1,774	1,774	1,775
Favorable lease terms	12,539	12,876	27,652
Unfavorable lease terms	(4,933)	(4,933)	(12,819)
Total	$14,239	$14,553	$21,398

The remaining aggregate amortization of acquired intangibles as of December 31, 2014 was as follows:

Description	Within one	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
	year
Trade name	$3,853	$3,860	$3,853	$2,811	$2,811	$49,641	$66,829
Favorable lease terms	11,398	11,324	7,022	641	641	2,084	33,110
Unfavorable lease terms	(3,545)	(2,129)	(1,273)	(1,102)	(1,102)	(3,585)	(12,736)
Port terminal operating rights	1,389	1,389	1,389	1,389	1,389	37,757	44,702
Customer relationships	1,775	1,775	1,775	1,775	1,775	14,194	23,069
Total amortization	$14,870	$16,219	$12,766	$5,514	$5,514	$100,091	$154,974